Finance Costs	12 Months Ended
Dec. 31, 2019
Finance Costs [Abstract]
FINANCE COSTS
7	FINANCE COSTS

	2019	2018	2017
	USD	USD	USD

Interest on lease liability (note 16)	1,412,796	1,387,612	318,957
Finance costs on term loans	4,002,772	5,564,311	647,969
Bank charges	314,967	-	-

	5,730,535	6,951,923	966,926